Simplify Opportunistic Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 29.8%
Financial – 29.8%
AGNC Investment Corp. ..................................................... 103,485 $ 1,037,954
Annaly Capital Management, Inc. .............................................. 49,403 1,044,873
ARMOUR Residential REIT, Inc., Class REIT .................................... 53,900 899,052
Chimera Investment Corp. ................................................... 51,025 640,364
Dynex Capital, Inc. ......................................................... 81,579 1,040,948
MFA Financial, Inc., Class REIT ............................................... 209,000 2,002,220
Oxford Lane Capital Corp. ................................................... 100,000 978,000
Rithm Capital Corp. ......................................................... 336,593 3,190,902
10,834,313
Information Technology – 0.0% †
DSG TopCo Private Equity*(a) ................................................ 2,754 1,377
Total Common Stocks (Cost $10,676,160) ........................................... 10,835,690
Principal
Asset Backed Securities – 23.6%
Ally Bank Auto Credit-Linked Notes, Class F, Series 2024-B, 144A, 8.04%, 9/15/2032(b) .. $ 408,187 413,150
Arini US CLO V Ltd., Class SUB, Series 2026-5A, 144A, 4/15/2039(a)(b) .............. 1,000,000 1,000,000
Chase Auto Credit Linked Notes, Class G, Series 2025-1, 144A, 10.42%, 2/25/2033(b) ... 603,669 610,132
Dryden 97 CLO Ltd., Class ER, Series 2022-97A, 144A, 9.82%, (3-Month CME Term SOFR
+ 6.15%), 10/20/2038(b)(c) ................................................. 1,000,000 952,050
Goodgreen Ltd., Class C, Series 2024-1A, 144A, 8.50%, 7/15/2056(b) ................ 327,396 324,790
Green Lakes Park CLO LLC, Class ERR, Series 2025-1A, 144A, 8.42%, (3-Month CME
Term SOFR + 4.75%), 1/25/2038(b)(c) ........................................ 1,000,000 911,822
Huntington Bank Auto Credit-Linked Notes, Class E, Series 2024-2, 144A, 11.17%, (SOFR
+ 7.50%), 10/20/2032(b)(c) ................................................. 426,778 420,153
Huntington Bank Auto Credit-Linked Notes, Class D, Series 2025-1, 144A, 7.17%, (SOFR +
3.50%), 3/21/2033(b)(c) ................................................... 325,357 322,126
Magnetite 50 Ltd., Class F, Series 2025-50A, 144A, 10.35%, (3-Month CME Term SOFR +
6.68%), 7/25/2038(b)(c) ................................................... 250,000 235,351
Milford Park CLO Ltd., Class ER, Series 2022-1A, 144A, 8.52%, (3-Month CME Term SOFR
+ 4.85%), 1/20/2038(b)(c) .................................................. 1,000,000 885,971
Navient Private Education Refi Loan Trust, Class R, Series 2021-BA, 144A, 7/15/2069(a)(b) 4,722 1,204,110
Point Securitization Trust, Class B1, Series 2025-1, 144A, 5.50%, 6/25/2055(a)(b) ....... 1,500,000 1,314,600
Total Asset Backed Securities (Cost $9,017,047) ...................................... 8,594,255
Corporate Bonds – 19.7%
Basic Materials – 1.5%
Centrus Energy Corp., 5.03%, 8/15/2032, 144A(b)(d) .............................. 500,000 531,375
Consumer, Cyclical – 1.2%
Full House Resorts, Inc., 8.25%, 2/15/2028, 144A(b) .............................. 500,000 456,250
Consumer, Non-cyclical – 6.0%
Arrowhead Pharmaceuticals, Inc., 1.17%, 1/15/2032(d) ............................ 800,000 829,680
Ionis Pharmaceuticals, Inc., 2.42%, 12/1/2030, 144A(b)(d) .......................... 500,000 522,187
Sarepta Therapeutics, Inc., 4.88%, 9/1/2030, 144A(b) ............................. 1,000,000 838,750
2,190,617
Financial – 0.0% †
First Republic Bank, 4.63%, 2/13/2047(e) ....................................... 1,500,000 825
Industrial – 4.3%
BWX Technologies, Inc., 0.70%, 11/1/2030, 144A(b)(d) ............................. 1,500,000 1,557,000

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Principal Value
Corporate Bonds (continued)
Technology – 6.7%
Datadog, Inc., 0.09%, 12/1/2029(d) ............................................ $ 1,500,000 $ 1,455,375
Snowflake, Inc., 10.72%, 10/1/2029(d) .......................................... 500,000 612,800
Super Micro Computer, Inc., 2.56%, 6/15/2030, 144A(b)(d) ......................... 500,000 367,443
2,435,618
Total Corporate Bonds (Cost $7,598,001) ............................................ 7,171,685
Shares
Preferred Stocks – 16.0%
Consumer Discretionary – 0.4%
QVC Group, Inc., 8.00%* .................................................... 57,789 146,206
Energy – 2.6%
NGL Energy Partners LP, 11.15%, (3-Month CME Term SOFR + 7.47%), Series B(c) ..... 38,100 940,308
Financial – 13.0%
Chimera Investment Corp., 9.75%, (3-Month CME Term SOFR + 6.05%), Series B(c) .... 47,142 1,029,581
Chimera Investment Corp., 8.71%, (3-Month CME Term SOFR + 5.00%), Series C(c) .... 53,000 1,045,160
Dynex Capital, Inc., 9.40%, (3-Month CME Term SOFR + 5.72%), Series C(c) .......... 14,000 359,520
MFA Financial, Inc., 8.88% ................................................... 28,200 703,590
Rithm Capital Corp., 8.90%, (3-Month CME Term SOFR + 5.23%), Series C(c) .......... 30,134 682,837
Rithm Capital Corp., 8.75%, Series E ........................................... 37,584 902,016
4,722,704
Total Preferred Stocks (Cost $6,916,582) ............................................ 5,809,218
Principal
Foreign Bonds – 6.2%
Basic Materials – 1.4%
Newco Holding Eur 29 Sarl, 11.00%, 2/20/2030, 144A(b) ........................... 500,000 492,987
Energy – 2.0%
CE Oaxaca II S de RL de CV, 7.25%, 12/31/2031 ................................. 545,200 527,481
Kosmos Energy GTA Holdings, 11.25%, 1/29/2031, 144A(a)(b) ...................... 200,000 204,200
731,681
Industrial – 2.8%
Twma Finance AS, 12.25%, 2/10/2029, 144A(b) .................................. 1,000,000 1,020,000
Total Foreign Bonds (Cost $2,204,503) ............................................. 2,244,668
U.S. Treasury Bills – 2.5%
U.S. Treasury Bill, 3.67%, 6/23/2026 (d) ........................................ 400,000 396,703
U.S. Treasury Bill, 3.73%, 7/21/2026 (d) ........................................ 500,000 494,446
Total U.S. Treasury Bills (Cost $891,084) ............................................ 891,149
Mortgage Backed Securities – 1.4%
Collateralized Mortgage Backed Securities – 1.4%
Benchmark 2019-B9 Mortgage Trust, 3.00%, 3/15/2052
(Cost $527,324) .......................................................... 1,000,000 502,406
Shares
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(f)
(Cost $123,481) .......................................................... 123,481 123,481

Simplify Opportunistic Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Portfolio Abbreviations:
CME
:
Chicago Mercantile Exchange
SOFR
:
Secured Overnight Financing Rate
Number of
Contracts Notional Amount Value
Purchased Options – 0.3%
Calls – Exchange-Traded – 0.3%
Crude Oil Futures, May Strike Price $100, Expires 5/14/26 ............... 7 $ 700,000 $ 58,590
Crude Oil Futures, June Strike Price $100, Expires 6/16/26 .............. 8 800,000 54,320
112,910
Total Purchased Options (Cost $110,916) ............................................. 112,910
Principal
Term Loans – 0.0% †
Communications – 0.0% †
Diamond Sports Group LLC, 15.00%, 1/3/2028
(Cost $70,724) ........................................................... 70,724 14,145
Total Investments – 99.8%
(Cost $38,135,823) ............................................................. $ 36,299,607
Other Assets in Excess of Liabilities – 0.2% ............................................ 78,237
Net Assets – 100.0% ............................................................. $ 36,377,844
* Non Income Producing
† Less than 0.05% .
(a) Investment was valued using significant unobservable inputs.
(b) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $15,086,853, which represents 41.5% of net assets as of March 31, 2026.
(c) Floating rate investment. Interest rates reset periodically. Certain Securities are fixed to variable and currently in the fixed phase.
Interest rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Defaulted security.
(f) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Ultra U.S. Treasury Bond Futures ................ 16 $ 1,865,000 6/18/26 $ (65,125)
U.S. 10-Year Treasury Note Futures .............. 115 12,770,391 6/18/26 (92,867)
U.S. 05 Years Note (CBT) ...................... 150 16,226,953 6/30/26 (148,829)
Total net unrealized depreciation $ (306,821)